CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 74,781,000	$ 40,577,000
Prepaid expenses	3,162,000	2,707,000
Total current assets	88,085,000	91,354,000
Total assets	257,895,000	258,502,000
Current liabilities:
Accounts payable	1,920,000	2,612,000
Total current liabilities	38,023,000	68,383,000
Total liabilities	64,479,000	109,153,000
Commitments and Contingencies
Convertible preferred stock, net of issuance costs, $0.00001 par value; nil and 86,815,192 shares authorized as of March 31, 2022 and December 31, 2021, respectively; nil and 73,914,149 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively; aggregate liquidation preference of $0 and $271,845 as of March 31, 2022 and December 31, 2021, respectively	246,056,000	156,848,000
Stockholders' deficit:
Accumulated deficit	(78,559,000)	(60,060,000)
Total stockholders' equity (deficit)	(52,640,000)	(7,499,000)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	257,895,000	258,502,000
Motive Capital Corp [Member]
Current assets:
Cash	254,726	1,674,650
Prepaid expenses	274,234	651,605
Total current assets	528,960	2,326,255
Cash and Investments held in Trust Account	414,111,439	414,020,525
Total assets	414,640,399	416,346,780
Current liabilities:
Accounts payable	4,358,705	961
Accrued expenses	1,089,571	415,560
Total current liabilities	5,448,276	416,521
Deferred underwriting commissions	14,490,000	14,490,000
Derivative liabilities	24,430,400	40,532,280
Total liabilities	44,368,676	55,438,801
Commitments and Contingencies
Stockholders' deficit:
Preference shares, $0.0001 par value 5,000,000 shares authorized none issued and outstanding
Accumulated deficit	(43,729,312)	(53,093,056)
Total stockholders' equity (deficit)	(43,728,277)	(53,092,021)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	414,640,399	416,346,780
Class A Ordinary Shares Subject to Redemption | Motive Capital Corp [Member]
Current liabilities:
Convertible preferred stock, net of issuance costs, $0.00001 par value; nil and 86,815,192 shares authorized as of March 31, 2022 and December 31, 2021, respectively; nil and 73,914,149 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively; aggregate liquidation preference of $0 and $271,845 as of March 31, 2022 and December 31, 2021, respectively	414,000,000	414,000,000
Class A Ordinary Shares Not Subject to Redemption | Motive Capital Corp [Member]
Stockholders' deficit:
Common stock
Class B Common Stock | Motive Capital Corp [Member]
Stockholders' deficit:
Common stock	$ 1,035	$ 1,035